Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Income Tax Disclosure [Abstract]
Statutory income tax rate							$ (1,538)		$ (2,157)
State and local income taxes, net							(1,203)		650
Tax on international earnings							(1,269)		(297)
Change in valuation allowance							23,579		11,041
Deferred tax rate change							(848)		5,748
Loss on disposition of business							(1,514)		0
Uncertain tax positions							380		(6,393)
Partnership interest							(420)		(420)
Provision to return adjustments							(4,707)		(6,029)
Other permanent adjustments							278		(674)
Total provision (benefit) for income taxes	$ 3,200	$ 6,300	$ 13,300	$ 16,700	$ 34,200	$ 14,300	$ 12,738	$ 17,300	$ 1,469